Risk Management (Details) - Schedule of fair value of derivative instruments - Financial Derivative Contracts [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 CLP ($)
Credit risk [member]
Risk Management (Details) - Schedule of fair value of derivative instruments [Line Items]
Derivative Instruments (adjusted to market)	$ 14,210
Deposits	2,020
Loans	190
Financial investments
Total Exposure	$ 16,420
China [Member] | Credit risk [member]
Risk Management (Details) - Schedule of fair value of derivative instruments [Line Items]
Classification	2
Derivative Instruments (adjusted to market)	$ 8,940
Deposits
Loans
Financial investments
Total Exposure	$ 894,000
Italy [Member] | Credit risk [member]
Risk Management (Details) - Schedule of fair value of derivative instruments [Line Items]
Classification	2
Derivative Instruments (adjusted to market)
Deposits	1,990
Loans	130
Financial investments
Total Exposure	$ 2,120
Mexico [Member] | Credit risk [member]
Risk Management (Details) - Schedule of fair value of derivative instruments [Line Items]
Classification	2
Derivative Instruments (adjusted to market)	$ 3,300
Deposits	30
Loans
Financial investments
Total Exposure	$ 3,330
Panama [Member] | Credit risk [member]
Risk Management (Details) - Schedule of fair value of derivative instruments [Line Items]
Classification	2
Derivative Instruments (adjusted to market)	$ 1,840
Deposits
Loans
Financial investments
Total Exposure	$ 1,840
Peru [Member] | Credit risk [member]
Risk Management (Details) - Schedule of fair value of derivative instruments [Line Items]
Classification	2
Derivative Instruments (adjusted to market)	$ 130
Deposits
Loans
Financial investments
Total Exposure	$ 130
Uruguay [Member] | Credit risk [member]
Risk Management (Details) - Schedule of fair value of derivative instruments [Line Items]
Classification	2
Derivative Instruments (adjusted to market)
Deposits
Loans	60
Financial investments
Total Exposure	$ 60
Banco Santander Hong Kong [Member] | Credit risk [member]
Risk Management (Details) - Schedule of fair value of derivative instruments [Line Items]
Classification	2
Derivative Instruments (adjusted to market)
Deposits	8,930
Financial investments
Total Exposure	8,930
Banco Santander Hong Kong [Member] | Currency risk [member]
Risk Management (Details) - Schedule of fair value of derivative instruments [Line Items]
Loans
Banco Santander Mexico [Member] | Credit risk [member]
Risk Management (Details) - Schedule of fair value of derivative instruments [Line Items]
Classification	2
Derivative Instruments (adjusted to market)	$ 3,300
Deposits
Financial investments
Total Exposure	3,300
Banco Santander Mexico [Member] | Currency risk [member]
Risk Management (Details) - Schedule of fair value of derivative instruments [Line Items]
Loans
Banco Santander EEUU [Member] | Credit risk [member]
Risk Management (Details) - Schedule of fair value of derivative instruments [Line Items]
Classification	1
Derivative Instruments (adjusted to market)	$ 2,530
Deposits	1,000,000
Financial investments
Total Exposure	1,002,530
Banco Santander EEUU [Member] | Currency risk [member]
Risk Management (Details) - Schedule of fair value of derivative instruments [Line Items]
Loans
Banco Santander España [Member] | Credit risk [member]
Risk Management (Details) - Schedule of fair value of derivative instruments [Line Items]
Classification	1
Derivative Instruments (adjusted to market)	$ 146,880
Deposits	230,050
Financial investments
Total Exposure	376,930
Banco Santander España [Member] | Currency risk [member]
Risk Management (Details) - Schedule of fair value of derivative instruments [Line Items]
Loans